Financial instruments and risk management - Significant financial instruments measured at fair value (Details) - ZAR (R) R in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
(Loss)/gain on financial instruments
Financial assets measured at fair value	R 1,233	R 855	R 224	R 244
Financial liabilities measured at fair value	1,570	0	0
Level 1 | Derivative financial instrument
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	0	0	0
Level 1 | Gold hedge contracts
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	0	0	0
Level 1 | Zinc hedge contracts
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	0	0	0
Level 1 | Contingent consideration
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	0	0	0
Level 2 | Derivative financial instrument
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	3,810	0	0
Level 2 | Gold hedge contracts
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	140	0	0
Level 2 | Zinc hedge contracts
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	33	0	0
Level 2 | Contingent consideration
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	0	0	0
Level 3 | Derivative financial instrument
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	0	0	0
Level 3 | Gold hedge contracts
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	0	0	0
Level 3 | Zinc hedge contracts
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	0	0	0
Level 3 | Contingent consideration
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	1,570	0	0
Environmental rehabilitation obligation funds | Level 1
(Loss)/gain on financial instruments
Financial assets measured at fair value	5,080	4,528	4,477
Environmental rehabilitation obligation funds | Level 2
(Loss)/gain on financial instruments
Financial assets measured at fair value	847	778	725
Environmental rehabilitation obligation funds | Level 3
(Loss)/gain on financial instruments
Financial assets measured at fair value	0	0	0
Trade receivables — PGM concentrate sales | Level 1
(Loss)/gain on financial instruments
Financial assets measured at fair value	0	0	0
Trade receivables — PGM concentrate sales | Level 2
(Loss)/gain on financial instruments
Financial assets measured at fair value	3,407	3,564	3,794
Trade receivables — PGM concentrate sales | Level 3
(Loss)/gain on financial instruments
Financial assets measured at fair value	0	0	0
Trade receivables — Zinc provisional price sales | Level 1
(Loss)/gain on financial instruments
Financial assets measured at fair value	0	0	0
Trade receivables — Zinc provisional price sales | Level 2
(Loss)/gain on financial instruments
Financial assets measured at fair value	108	0	0
Trade receivables — Zinc provisional price sales | Level 3
(Loss)/gain on financial instruments
Financial assets measured at fair value	0	0	0
Other investments | Level 1
(Loss)/gain on financial instruments
Financial assets measured at fair value	1,652	2,320	3,143
Other investments | Level 2
(Loss)/gain on financial instruments
Financial assets measured at fair value	0	0	0
Other investments | Level 3
(Loss)/gain on financial instruments
Financial assets measured at fair value	1,233	855	224
Asset held for sale | Level 1
(Loss)/gain on financial instruments
Financial assets measured at fair value	0	0	0
Asset held for sale | Level 2
(Loss)/gain on financial instruments
Financial assets measured at fair value	0	0	280
Asset held for sale | Level 3
(Loss)/gain on financial instruments
Financial assets measured at fair value	0	0	0
Palladium hedge contract | Level 1
(Loss)/gain on financial instruments
Financial assets measured at fair value	0	0	0
Palladium hedge contract | Level 2
(Loss)/gain on financial instruments
Financial assets measured at fair value	0	50	286
Palladium hedge contract | Level 3
(Loss)/gain on financial instruments
Financial assets measured at fair value	R 0	R 0	R 0